Note 10 - Income Taxes: Schedule of Income Tax Provisions (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Schedule of Income Tax Provisions

	Nine Months Ended		Year Ended
	September 30,		December 31,
	2015	2014	2014	2013
	(Unaudited)	(Unaudited)

Expected income tax (benefit) at 35%	$ (1,271,516)	$ (9,323)	$ (9,325)	$ (168,024)
Non-deductible stock-based compensation	509,889	-	-	63,000
Non-deductible impairment of goodwill	658,181	-	-	-
Non-deductible amortization of debt discounts	11,240	-	-	-
Increase in deferred income tax assets valuation allowance	92,206	9,323	9,325	105,024
Provision for (benefit from) income taxes	$ -	$ -	$ -	$ -